Vessels, net (Tables)	6 Months Ended
Jun. 30, 2017
Property Plant and Equipment Net
Vessels Table
	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2016	$1,167,500	$(159,883)	$1,007,617
Depreciation	—	(15,035)	(15,035)
Balance June 30, 2017	$1,167,500	$(174,918)	$992,582